Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Weighted Average of Significant Assumptions	The following are the significant assumptions used in the model:
	For the Six Months Ended June 30,
	2025	2024
Dividend yield	0%	0%
Risk-free interest rate	1.62%	2.26%
Expected volatility(1)	35.50%	60%
Expected term	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

Schedule of Share Option Activity

A summary of the Share Option activity for the six months ended June 30, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2025	32,490,744	$0.13	5.26	$304,071,390
Granted	805,889	$0.14
Exercised	–	$–
Cancelled/forfeited	(238,868)	$0.13
Outstanding at June 30, 2025	33,057,765	$0.13	4.87	$390,846,567

Exercisable at June 30, 2025	27,483,124	$0.13	4.20	$324,936,827

A summary of the Share Option activity for the six months ended June 30, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,539,627	$0.14
Exercised	(436,074)	$0.14
Cancelled/forfeited	(407,990)	$0.14
Outstanding at June 30, 2024	33,534,491	$0.13	5.84	$375,712,877

Exercisable at June 30, 2024	23,620,196	$0.13	4.79	$264,635,351

Schedule of Non Vested Share Option Activity

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2025:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	6,808,475	$5.21
Granted	805,889	$9.49
Vested	(1,914,905)	$3.68
Exercised	–	$–
Cancelled/forfeited	(124,823)	$5.61
Non-vested at June 30, 2025	5,574,636	$6.35

The following is a summary of the non-vested Share Option activity for the six months ended June 30, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,539,627	$6.55
Vested	(2,779,542)	$3.81
Exercised	(148,434)	$4.41
Cancelled/forfeited	(397,909)	$4.66
Non-vested at June 30, 2024	9,914,295	$5.11

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2025:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	4,211,661	$5.97
Granted	648,510	$9.55
Vested	(473,761)	$5.07
Cancelled/forfeited	(70,965)	$6.13
Non-vested at June 30, 2025	4,315,445	$6.60

The following is a summary of the non-vested Restricted Share Unit activity for the six months ended June 30, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,711,130	$6.72
Vested	(941,877)	$5.21
Cancelled/forfeited	(38,891)	$6.01
Non-vested at June 30, 2024	5,399,201	$5.69

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	1,295,450	$2.85
Granted	2,401,884	$9.61
Vested	(3,697,334)	$7.24
Cancelled/forfeited	–	$–
Non-vested at June 30, 2025	–	$–

A summary of the non-vested Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,904	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	–	$–
Non-vested at June 30, 2024	1,295,454	$2.85

Schedule of Restricted Share Activity

A summary of the Restricted Share Unit activity for the six months ended June 30, 2025, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	7,694,425	$5.21
Granted	648,510	$9.55
Cancelled/forfeited	(296,458)	$4.48
Outstanding at June 30, 2025	8,046,477	$5.59

A summary of the Restricted Share Unit activity for the six months ended June 30, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,711,130	$6.72
Cancelled/forfeited	(38,891)	$6.01
Outstanding at June 30, 2024	7,678,486	$5.18
A summary of the Restricted Share Award activity for the six months ended June 30, 2025, is as follows:
	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	5,678,012	$3.18
Granted	2,401,884	$9.61
Cancelled/forfeited	–	$–
Outstanding at June 30, 2025	8,079,896	$5.09

A summary of the Restricted Share Award activity for the six months ended June 30, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,219	$6.66
Cancelled/forfeited	–	$–
Outstanding at June 30, 2024	5,678,013	$3.19

Schedule of Compensation Expense from Share Based Awards	The compensation expense was recorded in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2025 and 2024 as follows:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
General and administrative	$24,802,131	$5,751,079	$31,062,124	$15,124,647
Technology and development	1,586,014	2,225,770	3,084,857	4,462,998
Marketing and branding	581,257	497,270	891,466	1,023,289
Total	$26,969,402	$8,474,119	$35,038,447	$20,610,934